Decommissioning Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Asset Retirement Obligation Disclosure1 [Abstract]
Schedule of Change in Asset Retirement Obligation

Balance – current and non-current portion December 31, 2021	$106.1
Reclamation expenditures	(0.4)
Accretion expense	4.2
Revisions to expected discounted cash flows	6.7
Balance – current and non-current portion December 31, 2022	$116.6
Liability assumed on Manitou acquisition (note 8)	1.8
Reclamation expenditures	(0.3)
Accretion expense	6.8
Revisions to expected discounted cash flows[1]	11.9
Balance – current and non-current portion December 31, 2023	$136.8
Less: Current portion of decommissioning liability	(12.6)
Balance – non-current portion December 31, 2023	$124.2
1.Included in the revisions to expected discounted cash flows are costs of $3.3 million related to closed sites with a corresponding expense recorded in Other Loss (note 14).